Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Balance at the beginning of the year		¥ 9,337		¥ 7,587	¥ 5,582
Gain (loss)		(1,165)		(1,120)	(2,001)
Accretion of redeemable non-controlling interest		500	$ 77	629
Foreign currency translation adjustment, net of nil income taxes		(978)		1	4
Balance at the end of the year		10,010	$ 1,534	9,337	7,587
Foreign currency translation adjustment tax		0		¥ 0	¥ 0
Acquisition of equity interest in consolidated subsidiary by third party (as a percent)	15.00%
Consideration from sale of interest in consolidated subsidiaries	¥ 5,000
Redemption period (in years)	3 years
Redemption value of redeemable non-controlling interest	¥ 5,000
Redemption value in interest (as a percentage)	10.00%
Redemption value in net profit or earnings (as a percentage)	15.00%
Cumulative effect adoption adjustment
Balance at the end of the year		¥ (14)